Fees and Expenses - Calamos Autocallable Growth ETF	Apr. 15, 2026
Prospectus [Line Items]
Expense Narrative [Text Block]	The Annual Fund Operating Expenses table is hereby deleted and replaced in its entirety with the following:
Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments):
Annual Fund Operating Expenses [Table]
Management Fees	0.74%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	0.85%
Fees Waived and/or Reimbursed[2]	(0.11)%
Total Annual Fund Operating Expenses After Waiving and/or Reimbursing Expenses	0.74%

1 “Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.

2 Calamos Advisors LLC has contractually agreed to waive fees owed to it by the Fund in the amount of the acquired fund fees and expenses for any affiliated investment company in which the Fund invests. The expense waiver arrangement may be terminated by Calamos Advisors LLC at any time on or after December 1, 2029.

Expense Example Closing [Text Block]	PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE